VIA EDGAR

Morgan, Lewis & Bockius LLP
600 Anton Boulevard,
Costa Mesa, California 92626

March 7, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: City National Rochdale Funds (filing relates to the City National Rochdale Municipal High Income Fund) (File Nos. 333–16093 and 811–07923)

Dear Sir or Madam:

On behalf of City National Rochdale Funds (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a preliminary proxy statement on Schedule 14A, a notice of special meeting of shareholders of the City National Rochdale Municipal High Income Fund series of the Trust (the “Fund”), and a form of proxy card.  The shareholder meeting is being called for the purpose of approving an amended investment management agreement for the Fund that would increase the annual advisory fee rate payable by the Fund to City National Rochdale, LLC, the Fund’s investment adviser.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures